CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.7%
COMMUNICATION SERVICES - 3.3%
Media - 1.6%
Altice USA Inc., Class A Shares	500,000	$4,625,000	*
Gray Television Inc.	750,000	12,667,500
Paramount Global, Class B Shares	225,000	5,553,000

Total Media		22,845,500

Wireless Telecommunication Services - 1.7%
T-Mobile US Inc.	170,000	22,871,800	*

TOTAL COMMUNICATION SERVICES		45,717,300

CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.6%
Goodyear Tire & Rubber Co.	800,000	8,568,000	*

Automobiles - 0.9%
General Motors Co.	400,000	12,704,000	*

Hotels, Restaurants & Leisure - 1.6%
Bloomin’ Brands Inc.	700,000	11,634,000
Six Flags Entertainment Corp.	500,000	10,850,000	*

Total Hotels, Restaurants & Leisure		22,484,000

Household Durables - 0.9%
Sony Group Corp., ADR	150,000	12,265,500

Specialty Retail - 4.5%
AutoZone Inc.	12,000	25,789,440	*
Lithia Motors Inc.	45,000	12,366,450
Murphy USA Inc.	110,000	25,615,700

Total Specialty Retail		63,771,590

TOTAL CONSUMER DISCRETIONARY		119,793,090

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.9%
Sprouts Farmers Market Inc.	500,000	12,660,000	*

Personal Products - 2.0%
Coty Inc., Class A Shares	1,500,000	12,015,000	*
Unilever PLC	349,995	15,929,725	(a)

Total Personal Products		27,944,725

TOTAL CONSUMER STAPLES		40,604,725

ENERGY - 10.5%
Energy Equipment & Services - 1.0%
Baker Hughes Co.	500,000	14,435,000

Oil, Gas & Consumable Fuels - 9.5%
EQT Corp.	1,100,000	37,840,000
Kinder Morgan Inc.	750,000	12,570,000

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2022 Quarterly Report	1

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	125,000	$27,885,000
Suncor Energy Inc.	900,000	31,563,000
TotalEnergies SE, ADR	450,000	23,688,000

Total Oil, Gas & Consumable Fuels		133,546,000

TOTAL ENERGY		147,981,000

FINANCIALS - 19.9%
Banks - 7.7%
M&T Bank Corp.	110,000	17,532,900
Signature Bank	150,000	26,881,500
Wells Fargo & Co.	1,250,000	48,962,500
Western Alliance Bancorp	200,000	14,120,000

Total Banks		107,496,900

Consumer Finance - 4.3%
Capital One Financial Corp.	150,000	15,628,500
OneMain Holdings Inc.	1,000,000	37,380,000
Synchrony Financial	250,000	6,905,000

Total Consumer Finance		59,913,500

Diversified Financial Services - 2.2%
Equitable Holdings Inc.	625,000	16,293,750
Voya Financial Inc.	250,000	14,882,500

Total Diversified Financial Services		31,176,250

Insurance - 4.7%
American International Group Inc.	800,000	40,904,000
Fairfax Financial Holdings Ltd.	28,968	15,326,844
Unum Group	300,000	10,206,000

Total Insurance		66,436,844

Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	1,100,000	13,860,000

TOTAL FINANCIALS		278,883,494

HEALTH CARE - 16.1%
Biotechnology - 3.6%
AbbVie Inc.	230,000	35,226,800
Gilead Sciences Inc.	240,000	14,834,400

Total Biotechnology		50,061,200

Health Care Equipment & Supplies - 1.4%
Medtronic PLC	225,000	20,193,750

Health Care Providers & Services - 4.7%
CVS Health Corp.	300,000	27,798,000
UnitedHealth Group Inc.	75,000	38,522,250

Total Health Care Providers & Services		66,320,250

See Notes to Schedule of Investments.

2	ClearBridge All Cap Value Fund 2022 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 6.4%
Johnson & Johnson	300,000	$53,253,000
Pfizer Inc.	700,000	36,701,000

Total Pharmaceuticals		89,954,000

TOTAL HEALTH CARE		226,529,200

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.5%
Spirit AeroSystems Holdings Inc., Class A Shares	245,000	7,178,500

Airlines - 1.2%
Alaska Air Group Inc.	400,000	16,020,000	*

Building Products - 0.9%
Johnson Controls International PLC	250,000	11,970,000

Construction & Engineering - 1.6%
Quanta Services Inc.	180,000	22,561,200

Electrical Equipment - 0.8%
Eaton Corp. PLC	90,000	11,339,100

Industrial Conglomerates - 1.1%
General Electric Co.	250,000	15,917,500

Machinery - 1.2%
CNH Industrial NV	750,000	8,692,500
Stanley Black & Decker Inc.	75,000	7,864,500

Total Machinery		16,557,000

Trading Companies & Distributors - 1.6%
GATX Corp.	180,000	16,948,800
United Rentals Inc.	25,000	6,072,750	*

Total Trading Companies & Distributors		23,021,550

TOTAL INDUSTRIALS		124,564,850

INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.8%
Cisco Systems Inc.	600,000	25,584,000

IT Services - 4.5%
DXC Technology Co.	1,050,000	31,825,500	*
Euronet Worldwide Inc.	125,000	12,573,750	*
Fiserv Inc.	210,000	18,683,700	*

Total IT Services		63,082,950

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials Inc.	70,000	6,368,600
ON Semiconductor Corp.	200,000	10,062,000	*
SMART Global Holdings Inc.	280,000	4,583,600	*

Total Semiconductors & Semiconductor Equipment		21,014,200

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2022 Quarterly Report	3

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - 3.6%
NCR Corp.	300,000	$9,333,000	*
NortonLifeLock Inc.	700,000	15,372,000
Oracle Corp.	375,000	26,201,250

Total Software		50,906,250

Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp.	250,000	11,207,500	*

TOTAL INFORMATION TECHNOLOGY		171,794,900

MATERIALS - 6.2%
Chemicals - 3.1%
Air Liquide SA	104,500	14,124,413	(a)
Corteva Inc.	400,000	21,656,000
Olin Corp.	170,000	7,867,600

Total Chemicals		43,648,013

Construction Materials - 0.9%
Vulcan Materials Co.	90,000	12,789,000

Metals & Mining - 2.2%
Freeport-McMoRan Inc.	400,000	11,704,000
Nucor Corp.	100,000	10,441,000
Wheaton Precious Metals Corp.	250,000	9,007,500

Total Metals & Mining		31,152,500

TOTAL MATERIALS		87,589,513

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Homes 4 Rent, Class A Shares	450,000	15,948,000
Weyerhaeuser Co.	350,002	11,592,066

TOTAL REAL ESTATE		27,540,066

UTILITIES - 7.2%
Electric Utilities - 2.7%
Constellation Energy Corp.	199,999	11,451,943
Exelon Corp.	600,000	27,192,000

Total Electric Utilities		38,643,943

Independent Power and Renewable Electricity Producers - 3.7%
AES Corp.	1,500,000	31,515,000
Vistra Corp.	900,000	20,565,000

Total Independent Power and Renewable Electricity Producers		52,080,000

Multi-Utilities - 0.8%
DTE Energy Co.	85,000	10,773,750

TOTAL UTILITIES		101,497,693

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,167,108,903)		1,372,495,831

See Notes to Schedule of Investments.

4	ClearBridge All Cap Value Fund 2022 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.998%	12,745,087	$12,745,087
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.054%	3,186,272	3,186,272	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $15,931,359)			15,931,359

TOTAL INVESTMENTS - 98.8% (Cost - $1,183,040,262)			1,388,427,190
Other Assets in Excess of Liabilities - 1.2%			16,991,897

TOTAL NET ASSETS - 100.0%			$1,405,419,087

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $3,186,272 and the cost was $3,186,272 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$24,675,000	$15,929,725	—	$40,604,725
Materials	73,465,100	14,124,413	—	87,589,513
Other Common Stocks	1,244,301,593	—	—	1,244,301,593

Total Long-Term Investments	1,342,441,693	30,054,138	—	1,372,495,831

Short-Term Investments†	15,931,359	—	—	15,931,359

Total Investments	$1,358,373,052	$30,054,138	—	$1,388,427,190

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2022. The following transactions were effected in such company for the period ended June 30, 2022.

	Affiliate Value at September 30, 2021	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Dividend Income
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,037,857	$22,365,860	22,365,860	$21,217,445	21,217,445	—	$5,942	—	$3,186,272

8